SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Customer 1	$ 9,225	$ 8,985
Customer 2	600	0
Other Customer	0	2,065
Total Revenue From Mining Operations	$ 9,825	$ 11,050